Segment Information (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2024
Evergreen Merger Corporation [Member]
IfrsStatementLineItems [Line Items]
Schedule of Segment Information
Evergreen Corporation [Member]
IfrsStatementLineItems [Line Items]
Schedule of Segment Information
	For the Three Months Ended February 28, 2025	For the Three Months Ended February 29, 2024
Formation and Operating Costs	$404,638	$246,392